FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2020
Finance Costs Net
FINANCE COSTS, NET
NOTE 24 – FINANCE COSTS, NET

	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Net foreign exchange rate gains	*	4	3
Interest income from cash, cash equivalents and deposits	2	3	5
Finance income	2	7	8

Interest expenses	47	40	53
CPI linkage expenses	3	*	*
Interest for lease liabilities		20	18
Finance charges for financial liabilities		9	4
Other finance costs	5	6	2
Finance expenses	55	75	77
	53	68	69

* Representing an amount of less than 1 million